Average Annual Total Returns - Class N - NICHOLAS II INC	Jan. 29, 2021
RussellMidcapGrowthIndex [Member]
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%
RussellMidcapIndex [Member]
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
MorningstarMidCapGrowthCategory [Member]
Average Annual Return:
1 Year	39.67%
5 Years	17.85%
10 Years	13.86%
CLASS N
Average Annual Return:
1 Year	15.38%
5 Years	14.02%
10 Years	12.48%
CLASS N | After Taxes on Distributions
Average Annual Return:
1 Year	14.39%
5 Years	11.85%
10 Years	10.55%
CLASS N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.81%
5 Years	10.78%
10 Years	9.86%